Document And Entity Information	9 Months Ended
Feb. 28, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	CLS HOLDINGS USA, INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001522222
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Feb. 28, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Small Business	true
Entity Emerging Growth Company	false